Debt (Details) - Schedule of Recognized at Fair Value in the Consolidated Financial Statements - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of recognized at fair value in the consolidated financial statements [Abstract]
Balance of embedded derivative at the beginning of the period	$ 211,345	$ 3,083,255
Change in fair value of conversion features	(211,345)	(2,871,910)
Balance of embedded derivatives at the end of the period		$ 211,345